Accounting policies - Comparatives (Details) - ZAR (R) R in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Statement of changes in equity [abstract]
Equity	R 91,004	R 81,345	[1],[2]	R 70,716	[1],[2]	R 31,138
Statement of financial position [abstract]
Accumulated profit	33,781	27,414	[1]	12,216	[1]
Non-controlling interests	2,903	1,952	[1]	2,780	[1]
As previously presented
Statement of financial position [abstract]
Accumulated profit		27,958		12,760
Non-controlling interests		1,408		2,236
Adjustment
Statement of financial position [abstract]
Accumulated profit		(544)		(544)
Non-controlling interests		544		544
Accumulated profit/(loss)
Statement of changes in equity [abstract]
Equity	33,781	27,414	[2]	12,216	[2]	(15,434)
Accumulated profit/(loss) | As previously presented
Statement of changes in equity [abstract]
Equity		27,958		12,760
Accumulated profit/(loss) | Adjustment
Statement of changes in equity [abstract]
Equity		(544)		(544)
Non- controlling interests
Statement of changes in equity [abstract]
Equity	R 2,903	1,952	[2]	2,780	[2]	R 1,468
Non- controlling interests | As previously presented
Statement of changes in equity [abstract]
Equity		1,408		2,236
Non- controlling interests | Adjustment
Statement of changes in equity [abstract]
Equity		R 544		R 544

[1]	* Restated — see note 1.5
[2]	** Restated — see note 1.5